RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

27.	RELATED PARTY TRANSACTIONS

We transact business with the following related parties, being companies in which Hemen and companies associated with Hemen have a significant interest: Ship Finance, Seadrill Limited, Seatankers Management Norway AS, GHL Finance Limited, Golden Ocean Group Limited, Arcadia Petroleum Limited, Deep Sea Supply Plc, Seatankers Management Co. Ltd, or Seatankers Management, Archer Limited, North Atlantic Drilling Ltd, Sterna Finance Limited and Flex LNG Limited. In November 2014, Highlander Tankers AS, or Highlander Tankers, post fixture managers for the Company became a related party as Robert Hvide Macleod, the owner and director of Highlander Tankers, was appointed the Chief Executive Officer of Frontline Management AS. Frontline 2012 and the Company (and its subsidiaries) were related parties prior to the Merger. In October 2014, VLCC Chartering Ltd, or VLCC Chartering, was set up as a joint venture between the Company and Tankers International LLC, or TI. VLCC Chartering provides chartering services to the combined fleets of the Company and TI.

Transactions with the Company
Frontline Management (Bermuda) Limited, a wholly owned subsidiary of the Company, was providing all management services to Frontline 2012 up to the Merger and management fees of $3.6 million were incurred in the eleven months ended November 30, 2015. These costs are recorded in administrative expenses in the Consolidated Statement of Operations.

Newbuilding supervision fees of $4.1 million were charged to Frontline 2012 by the Company in the eleven months ended November 30, 2015.

Technical management fees of $1.8 million were charged to Frontline 2012 by SeaTeam Management Pte. Ltd, a majority owned subsidiary of the Company, in the eleven months ended November 30, 2015.

Highlander Tankers Transactions
In January 2015, Frontline 2012 assumed three charter-out contracts and the commercial management of four vessels from Highlander Tankers for a consideration of $1.8 million being the estimated value of the charter-out contracts and commercial management agreements.

Avance Gas Transactions
In January 2014, Frontline 2012 received $139.2 million from Avance Gas, a then equity investee, in connection with the agreed sale of eight VLGC newbuildings to Avance Gas immediately following their delivery to Frontline 2012 from the yard. This receipt was placed in a restricted account to be used for installments to be paid by Frontline 2012, past and future construction supervision costs and it also included a profit element to be transferred to cash and cash equivalents on delivery of each newbuilding. All vessels were delivered in 2015 and Frontline 2012 recognized a gain on sale of $78.2 million in aggregate.

Ship Finance Transactions

Ship Finance are the counterparty to all vessels we hold as Vessels Under Capital Lease, further information can be found in note 19.

In the year ended December 31, 2017 we terminated the leases on two VLCCs and two Suezmax tankers. In the year ended December 31, 2016 we terminated the lease on one VLCC. In the year ended December 31, 2015 we terminated the lease on one Suezmax tanker. Further information on the gain (loss) on termination of leases can be found in note 19.

In December 2015, the Company paid the remaining outstanding balance on the loan notes due to Ship Finance, which were issued on the early termination of the leases for the VLCCs Front Champion, Golden Victory, Front Comanche, Front Commerce and Front Opalia. $113.2 million was paid comprising principal of $112.7 million and accrued interest of $0.5 million.

A summary of leasing transactions with Ship Finance in the years ended December 31, 2017, 2016 (all of which were in the period subsequent to the Merger) and 2015 are as follows;

(in thousands of $)	2017	2016	2015
Charter hire paid (principal and interest)	75,055	93,545	8,355
Lease termination receipt	—	—	3,266
Lease termination payments	(19,006)	(293)	—
Lease interest expense	25,980	35,417	3,357
Contingent rental income	(26,148)	(18,621)	—
Remaining lease obligation	299,016	422,600	533,251

Contingent rental income in 2017 is due to the fact that the actual profit share expense earned by Ship Finance in 2017 of $5.6 million was $26.1 million less than the amount accrued in the lease obligation payable when the leases were recorded at fair value at the time of the Merger.

In January 2014, Frontline 2012 commenced a pooling arrangement with Ship Finance, between two of its Suezmax tankers Front Odin and Front Njord and two Ship Finance vessels Glorycrown and Everbright. Frontline 2012 recognized an expense of $2.1 million in 2017 in relation to the pooling arrangement which is payable to Ship Finance (2016: expense of $0.9 million, 2015: income of $1.4 million).

In 2013, Frontline 2012 and Ship Finance entered into a joint project between four of Frontline 2012's vessels Front Odin, Front Njord, Front Thor, Front Loki and the two Ship Finance vessels Glorycrown and Everbright. All costs in relation to the conversion to be shared on a pro-rata basis. At December 31, 2017, the Company is not owed any amounts by Ship Finance in respect of this project (2016: nil).

Golden Ocean Transactions
In November 2015, the Company entered into an agreement to purchase two Suezmax tanker newbuilding contracts from Golden Ocean at a purchase price of $55.7 million per vessel. The transaction was completed in December 2015. $1.9 million was paid to Golden Ocean with the balance payable to the yard as newbuilding commitments assumed from Golden Ocean.

Seatanker Management Transactions
In January 2016, the Company recharged $2.4 million of fit out costs to Seatankers Management Co. Ltd, which had been incurred on a leased office prior to its assignment to Seatankers Management Co. Ltd in December 2015.

The Company entered into a Services Agreement with Seatankers Management, effective January 1, 2016, and was charged $0.6 million in the year ended December 31, 2017 (2016: $0.7 million) for the provision of advisory and other support services.

Transactions with other affiliates of Hemen
In June 2016, the Company signed a $275.0 million senior unsecured facility agreement with, an affiliate of Hemen, the Company's largest shareholder. The Company drew down $90.0 million in the year ended December 31, 2017 from the facility and up to $185.0 million remains available and undrawn as at year end. In February 2018 the Company extended the terms of the facility by 12 months. Following the extension, the facility is repayable in November 2019.

A summary of net amounts earned (incurred) from related parties for the years ended December 31, 2017, 2016 and 2015 are as follows:

(in thousands of $)	2017	2016	2015
Seatankers Management Co. Ltd	3,420	6,057	460
Ship Finance International Limited	3,473	1,552	(1,226)
Golden Ocean Group Limited	6,671	9,387	1,246
Seatankers Management Norway AS	767	919	(89)
Arcadia Petroleum Limited	—	929	31
Seadrill Limited	470	656	84
Archer Limited	238	235	40
Flex LNG Limited	4,432	1,204	—
Deep Sea Supply Plc	67	130	32
North Atlantic Drilling Ltd	37	48	16
Frontline companies (prior to the Merger)	—	—	(9,562)

Net amounts earned from other related parties comprise office rental income, technical and commercial management fees, newbuilding supervision fees, freights, corporate and administrative services income and interest income. Amounts paid to related parties comprise primarily rental for office space.

Related party balances
A summary of balances due from related parties at December 31, 2017 and 2016 is as follows:

(in thousands of $)	2017	2016
Ship Finance International Limited	1,239	1,077
Seatankers Management Co. Ltd	52	1,060
Archer Ltd	88	54
VLCC Chartering Ltd	81	47
Golden Ocean Group Limited	1,953	1,151
Seadrill Limited	489	597
Deep Sea Supply Plc	68	67
Arcadia Petroleum Limited	—	198
Flex LNG Limited	979	741
North Atlantic Drilling Ltd	103	103
Other related parties	16	—
	5,068	5,095

A summary of balances due to related parties at December 31, 2017 and 2016 is as follows:

(in thousands of $)	2017	2016
Ship Finance International Limited	6,349	15,495
Seatankers Management Co. Ltd	1,345	972
Seadrill Limited	—	5
Golden Ocean Group Limited	1,227	1,631
	8,921	18,103